Supplemental Information - Supplemental Information of Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 5,384	$ 5,163	$ 5,567	$ 5,199
Restricted cash	927	978
Trade receivables	580	1,054
Financing receivables	19,001	21,472	21,976
Inventories, net	5,690	7,008
Property, plant and equipment, net	6,481	6,865
Investments in unconsolidated subsidiaries and affiliates	527	605
Equipment under operating leases	1,835	1,518
Goodwill	2,447	2,484	2,504
Other intangible assets, net	810	850
Deferred tax assets	1,250	1,747
Derivative assets	211	205
Other assets	1,603	1,964
TOTAL ASSETS	46,746	51,913
LIABILITIES AND EQUITY
Debt	26,388	29,594
Trade payables	5,342	5,982
Deferred tax liabilities	334	452
Pension, postretirement and other postemployment benefits	2,282	2,614
Derivative liabilities	69	235
Other liabilities	7,470	8,059
Total Liabilities	41,885	46,936
Equity	4,843	4,961	4,955	4,825
Redeemable noncontrolling interest	18	16
TOTAL EQUITY AND LIABILITIES	46,746	51,913
Industrial Activities [Member]
ASSETS
Cash and cash equivalents	4,551	4,122	4,010	3,890
Restricted cash	15	1
Trade receivables	555	1,025
Financing receivables	2,162	4,767
Inventories, net	5,513	6,845
Property, plant and equipment, net	6,479	6,862
Investments in unconsolidated subsidiaries and affiliates	2,846	3,063
Equipment under operating leases	10	20
Goodwill	2,295	2,324
Other intangible assets, net	793	828
Deferred tax assets	1,087	1,508
Derivative assets	205	198
Other assets	1,303	1,502
TOTAL ASSETS	27,814	33,065
LIABILITIES AND EQUITY
Debt	8,304	11,520
Trade payables	5,176	5,850
Deferred tax liabilities	60	202
Pension, postretirement and other postemployment benefits	2,263	2,594
Derivative liabilities	62	221
Other liabilities	7,088	7,701
Total Liabilities	22,953	28,088
Equity	4,843	4,961
Redeemable noncontrolling interest	18	16
TOTAL EQUITY AND LIABILITIES	27,814	33,065
Financial services [Member]
ASSETS
Cash and cash equivalents	833	1,041	$ 1,557	$ 1,309
Restricted cash	912	977
Trade receivables	52	92
Financing receivables	19,974	22,717
Inventories, net	177	163
Property, plant and equipment, net	2	3
Investments in unconsolidated subsidiaries and affiliates	136	136
Equipment under operating leases	1,825	1,498
Goodwill	152	160
Other intangible assets, net	17	22
Deferred tax assets	163	239
Derivative assets	6	9
Other assets	527	781
TOTAL ASSETS	24,776	27,838
LIABILITIES AND EQUITY
Debt	21,219	24,086
Trade payables	197	197
Deferred tax liabilities	274	250
Pension, postretirement and other postemployment benefits	19	20
Derivative liabilities	7	16
Other liabilities	605	675
Total Liabilities	22,321	25,244
Equity	2,455	2,594
TOTAL EQUITY AND LIABILITIES	$ 24,776	$ 27,838